FINANCIAL INSTRUMENTS - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Details) - Liquidity risk - TWD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Accounts payable (including related parties)	$ 84,330.3	$ 74,226.6
Payables to contractors and equipment suppliers	177,730.3	192,635.2
Accrued expenses and other current liabilities	344,034.9	358,165.7
Bonds payable	1,187,500.0	1,196,693.3
Long-term bank loans	42,358.1	35,406.7
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	39,469.6	34,887.8
Others	49,602.6	98,716.6
Non-derivative financial liabilities	1,925,025.8	1,990,731.9
Outflows	279,876.5	109,525.4
Inflows	(276,880.3)	(109,251.5)
Derivative financial instruments	2,996.2	273.9
Financial liabilities, undiscounted cash flows	1,928,022.0	1,991,005.8
Less Than 1 Year
Disclosure of detailed information about financial instruments [line items]
Accounts payable (including related parties)	84,330.3	74,226.6
Payables to contractors and equipment suppliers	177,730.3	192,635.2
Accrued expenses and other current liabilities	344,034.9	358,165.7
Bonds payable	155,291.2	76,460.8
Long-term bank loans	1,530.4	2,935.2
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	4,381.4	3,483.5
Others	0.0	0.0
Non-derivative financial liabilities	767,298.5	707,907.0
Outflows	279,876.5	109,525.4
Inflows	(276,880.3)	(109,251.5)
Derivative financial instruments	2,996.2	273.9
Financial liabilities, undiscounted cash flows	770,294.7	708,180.9
1-3 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable (including related parties)	0.0	0.0
Payables to contractors and equipment suppliers	0.0	0.0
Accrued expenses and other current liabilities	0.0	0.0
Bonds payable	310,496.6	335,240.8
Long-term bank loans	11,349.9	2,275.6
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	6,573.8	5,794.8
Others	35,208.7	86,979.5
Non-derivative financial liabilities	363,629.0	430,290.7
Outflows	0.0	0.0
Inflows	0.0	0.0
Derivative financial instruments	0.0	0.0
Financial liabilities, undiscounted cash flows	363,629.0	430,290.7
3-5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable (including related parties)	0.0	0.0
Payables to contractors and equipment suppliers	0.0	0.0
Accrued expenses and other current liabilities	0.0	0.0
Bonds payable	209,405.3	197,389.1
Long-term bank loans	29,477.8	27,044.8
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	5,804.5	4,826.8
Others	6,060.4	11,737.1
Non-derivative financial liabilities	250,748.0	240,997.8
Outflows	0.0	0.0
Inflows	0.0	0.0
Derivative financial instruments	0.0	0.0
Financial liabilities, undiscounted cash flows	250,748.0	240,997.8
More Than 5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable (including related parties)	0.0	0.0
Payables to contractors and equipment suppliers	0.0	0.0
Accrued expenses and other current liabilities	0.0	0.0
Bonds payable	512,306.9	587,602.6
Long-term bank loans	0.0	3,151.1
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	22,709.9	20,782.7
Others	8,333.5	0.0
Non-derivative financial liabilities	543,350.3	611,536.4
Outflows	0.0	0.0
Inflows	0.0	0.0
Derivative financial instruments	0.0	0.0
Financial liabilities, undiscounted cash flows	543,350.3	611,536.4
5-10 Years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	10,974.2	10,296.9
10-15 Years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	7,513.6	6,821.6
15-20 Years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	4,002.5	3,547.4
More Than 20 Years
Disclosure of detailed information about financial instruments [line items]
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	$ 219.6	$ 116.8